SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Shares	Value
Preferred Stocks—21.9%
Allstate Corp. (The), 5.10% Non-Cum. , Series H, Non-Vtg.	8,100 $	213,597
Allstate Corp. (The), 5.10% Sub. Debs. , Non-Vtg.
[US0003M+316.5][1]	3,500	96,110
Allstate Corp. (The), 5.625% Non-Cum. , Series G, Non-Vtg.	5,175	142,416
American International Group, Inc. , 5.85%, Series A, Non-Vtg.	3,500	96,005
AT&T, Inc. , 5.35% Sr. Unsec.	9,175	242,770
AT&T, Inc. , 5.625% Sr. Unsec.	6,000	163,500
Athene Holding Ltd. , 6.35% Non-Cum. , Series A, Non-Vtg.
[US0003M+425.3][1]	6,300	180,180
Axis Capital Holdings Ltd. , 5.50% Non-Cum. , Series E	5,700	148,713
Bank of America Corp. , 5.875% Non-Cum. , Series HH, Non-Vtg.	8,400	231,252
Bank of America Corp. , 6.00% Non-Cum. , Series EE, Non-Vtg.	7,075	186,497
Bank of America Corp. , 6.00% Non-Cum. , Series GG, Non-Vtg.	9,775	271,256
Bank of America Corp. , 6.20% Non-Cum. , Series CC, Non-Vtg.	8,475	221,791
Bank of America Corp. , 5.375% Non-Cum. , Series KK, Non-Vtg.	11,775	314,981
Bank of New York Mellon Corp. (The), 5.20% Non-Cum.	4,200	109,284
Brighthouse Financial, Inc. , 6.60% Non-Cum. , Series A	3,200	89,824
Capital One Financial Corp. , 5.20% Non-Cum. , Series G, Non-Vtg.	6,975	180,583
Capital One Financial Corp. , 6.00% Non-Cum. , Series H	7,000	187,600
Capital One Financial Corp. , 6.20% Non-Cum. , Non-Vtg.	3,700	96,570
Charles Schwab Corp. (The), 5.95% Non-Cum. , Series D, Non-Vtg.	6,000	160,560
Charles Schwab Corp. (The), 6.00% Non-Cum. , Series C, Non-Vtg.	3,600	95,616
Citigroup, Inc. , 6.30% Non-Cum. , Series S, Non-Vtg.	7,275	189,223
Citigroup, Inc. , 6.875% Non-Cum. , Series K, Non-Vtg.
[US0003M+413][1]	10,575	307,309
Citigroup, Inc. , 7.125% Non-Cum. , Series J, Non-Vtg.
[US0003M+404][1]	7,000	203,420
CMS Energy Corp. , 5.875% Jr. Sub.	4,575	127,505
Diversified Healthcare Trust, 5.625%	4,325	107,909
Dominion Energy, Inc. , 5.25% Cum. Jr. Sub. , Series A	5,900	154,344
Duke Energy Corp. , 5.125% Jr. Sub.	3,500	91,000
Duke Energy Corp. , 5.625% Jr. Sub.	3,475	95,875
Duke Energy Corp. , 5.75% Cum. , Series A, Non-Vtg.	7,375	208,344
eBay, Inc. , 6.00% Sr. Unsec.	5,475	145,087
Enbridge, Inc. , 6.375% Sub. , Series B [US0003M+359.3][1]	4,275	116,323
Energy Transfer Operating LP, 7.60% Cum. , Series E
[US0003M+516.1][1]	5,900	148,680
Fifth Third Bancorp, 6.625% Non-Cum. , Non-Vtg. [US0003M+371][1]	3,200	93,568
Ford Motor Co. , 6.20% Sr. Unsec. , Non-Vtg.	5,475	145,525
Goldman Sachs Group, Inc. (The), 5.50% Non-Cum. , Series J, Non-
Vtg. [US0003M+364][1]	6,700	180,431
Goldman Sachs Group, Inc. (The), 6.30% Non-Cum. , Series N,
Non-Vtg.	3,475	92,296
Goldman Sachs Group, Inc. (The), 6.375% Non-Cum. , Series K
[US0003M+355][1]	6,575	190,083
Hartford Financial Services Group, Inc. (The), 7.875% Jr. Sub. , Non-
Vtg. [US0003M+559.6][1]	4,375	124,337
Huntington Bancshares, Inc. , 6.25% Non-Cum. , Non-Vtg.	3,575	93,808
JPMorgan Chase & Co. , 5.75% Non-Cum. , Series DD, Non-Vtg.	13,650	374,829

1	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Preferred Stocks (Continued)
JPMorgan Chase & Co. , 6.00% Non-Cum. , Series EE, Non-Vtg.	12,675 $	352,745
JPMorgan Chase & Co. , 6.10% Non-Cum. , Non-Vtg.	12,250	312,742
JPMorgan Chase & Co. , 6.125% Non-Cum. , Series Y, Non-Vtg.	8,450	212,264
JPMorgan Chase & Co. , 6.15% Non-Cum. , Series BB, Non-Vtg.	13,150	335,720
KeyCorp, 5.625% Non-Cum. , Series G, Non-Vtg.	3,200	86,912
KeyCorp, 5.65% Non-Cum. , Series F, Non-Vtg.	3,100	83,390
KeyCorp, 6.125% Non-Cum. , Series E, Non-Vtg. [US0003M+389.2][1]	3,575	107,643
Legg Mason, Inc. , 5.45% Jr. Sub. , Non-Vtg.	3,600	93,168
MetLife, Inc. , 5.625% Non-Cum. , Series E, 5.625%	5,875	163,677
Morgan Stanley, 5.85% Non-Cum. , Non-Vtg. [US0003M+349.1][1]	9,350	268,906
Morgan Stanley, 6.375% Non-Cum. , Non-Vtg. [US0003M+370.8][1]	10,375	298,800
Morgan Stanley, 6.875% Non-Cum. , Series F [US0003M+394][1]	5,375	154,585
New York Community Bancorp, Inc. , 6.375% Non-Cum. , Series A,
Non-Vtg. [US0003M+382.1][1]	3,575	102,173
NextEra Energy Capital Holdings, Inc. , 5.00% Jr. Sub.	4,300	110,209
NextEra Energy Capital Holdings, Inc. , 5.25% Jr. Sub. , Non-Vtg.	5,875	155,041
NextEra Energy Capital Holdings, Inc. , 5.65% Jr. Sub. , Series N,
Non-Vtg.	5,900	163,253
NiSource, Inc. , 6.50% Cum. , Series B, Non-Vtg. [H15T5Y+363.2][1]	3,475	97,230
NuStar Energy LP, 8.50% Cum. , Series A, Non-Vtg.
[US0003M+676.6][1]	3,675	90,772
PartnerRe Ltd. , 7.25% Cum. , Series H, Non-Vtg.	4,375	118,869
PNC Financial Services Group, Inc. (The), 6.125% Non-Cum. , Series
P, Non-Vtg. [US0003M+406.7][1]	12,075	331,821
PPL Capital Funding, Inc. , 5.90% Jr. Sub. , Series B	3,300	84,612
Prudential Financial, Inc. , 5.625% Jr. Sub.	4,300	118,293
Prudential Financial, Inc. , 5.70% Jr. Sub.	5,075	131,646
Prudential Financial, Inc. , 5.75% Jr. Sub. , 5.75%	3,600	94,176
Public Storage, 4.90% Cum. , Series E, Non-Vtg.	5,700	147,630
Public Storage, 4.95% Cum. , Series D, Non-Vtg.	5,075	131,290
Public Storage, 5.125% Cum. , Series C, Non-Vtg.	3,800	99,826
Public Storage, 5.40% Cum. , Series B, Non-Vtg.	4,275	111,193
Qwest Corp. , 6.125% Nts.	3,400	85,102
Qwest Corp. , 6.50% Sr. Unsec. , Non-Vtg.	7,375	189,906
Qwest Corp. , 6.625% Sr. Unsec.	4,300	110,209
Qwest Corp. , 6.75% Sr. Unsec.	7,375	193,373
Regions Financial Corp. , 5.70% Non-Cv. , Series C, Non-Vtg.
[US0003M+314.8][1]	3,500	99,785
Regions Financial Corp. , 6.375% Non-Cum. , Non-Vtg.
[US0003M+353.6][1]	4,175	119,530
Regions Financial Corp. , 6.375% Non-Cum. , Series A	3,100	80,228
Reinsurance Group of America, Inc. , 5.75% Sub. Debs. , Non-Vtg.
[US0003M+404][1]	3,375	99,563
SCE Trust IV, 5.375% Jr. Sub. , Series J, Non-Vtg. [US0003M+313.2][1]	3,475	86,701
SCE Trust VI, 5.00% Jr. Sub. , Non-Vtg.	5,475	130,962
Sempra Energy, 5.75% Jr. Sub.	5,575	150,316
Southern Co. (The), 5.25% Jr. Sub.	6,775	176,828
Southern Co. (The), 5.25% Jr. Sub.	3,600	95,472
Southern Co. (The), 6.25% Jr. Sub.	5,575	144,114

2	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

		Shares	Value
	Preferred Stocks (Continued)
	State Street Corp. , 5.35% Non-Cum. , Series G, Non-Vtg.
	[US0003M+370.9][1]	4,275 $	121,966
	State Street Corp. , 5.90% Non-Cum. , Series D, Non-Vtg.
	[US0003M+310.8][1]	4,275	120,299
	Truist Financial Corp. , 5.625%	9,975	269,525
	US Bancorp, 5.50% Non-Cum. , Series K	4,075	113,407
	US Bancorp, 6.50% Non-Cum. , Series F, Non-Vtg.
	[US0003M+446.8][1]	11,150	306,848
	VEREIT, Inc. , 6.70% Cum. , Non-Vtg.	5,460	139,230
	Vornado Realty Trust, 5.40% Cum. , Series L, Non-Vtg.	6,675	170,146
	Wells Fargo & Co. , 5.125% Non-Cum. , Series O, Non-Vtg.	8,975	227,427
	Wells Fargo & Co. , 5.20% Non-Cum. , Non-Vtg.	10,250	260,350
	Wells Fargo & Co. , 5.50% Non-Cum. , Series S, Non-Vtg.	12,175	316,550
	Wells Fargo & Co. , 5.625% Non-Cum. , Non-Vtg.	6,575	174,238
	Wells Fargo & Co. , 5.70% Non-Cum. , Non-Vtg.	5,375	139,428
	Wells Fargo & Co. , 5.85% Non-Cum. , Series Q, Non-Vtg.
	[US0003M+309][1]	5,875	159,683
	Wells Fargo & Co. , 6.00% Non-Cum. , Series T, Non-Vtg.	5,875	148,931
	Wells Fargo & Co. , 6.00% Non-Cum. , Series V	3,800	98,876
	Wells Fargo & Co. , 6.625% Non-Cum. , Non-Vtg. [US0003M+369][1]	4,175	119,948
	WR Berkley Corp. , 5.75% Sub. Debs.	3,300	86,229
	Total Preferred Stocks (Cost $15,547,764)		15,912,757
		Principal Amount
Asset	-Backed Security—0.1%
	Sonic Capital LLC, Series 2020-1A, Cl. A2I, 3.845%, 1/20/50[4] (Cost
	$54,000)	$54,000	54,283

	U. S. Government Obligation—7.3%
	United States Treasury Bond, 4.25% Unsec. Nts. , 11/15/40[3] (Cost
	$4,873,738)	3,780,000	5,322,048

	Foreign Government Obligations—16.8%
	Angola—0.8%
	Republic of Angola:
	8.25% Sr. Unsec. Nts. , 5/9/28[4]	200,000	215,940
	9.50% Sr. Unsec. Nts. , 11/12/25[4]	280,000	326,714
			542,654

	Bolivia—0.3%
	Plurinational State of Bolivia, 4.50% Sr. Unsec. Nts. , 3/20/28[4]	250,000	243,837

	Brazil—0.3%
	Federative Republic of Brazil, 5.625% Sr. Unsec. Nts. , 1/7/41	180,000	209,194

	Colombia—1.3%
	Republic of Colombia:
	5.625% Sr. Unsec. Nts. , 2/26/44	200,000	259,689
	6.125% Sr. Unsec. Nts. , 1/18/41	240,000	325,739

3	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Colombia (Continued)
Republic of Colombia: (Continued)
7.375% Sr. Unsec. Nts. , 9/18/37	$220,000 $	324,433
		909,861

Dominican Republic—0.8%
Dominican Republic:
5.95% Sr. Unsec. Nts. , 1/25/27[4]	100,000	110,161
6.85% Sr. Unsec. Nts. , 1/27/45[4]	160,000	180,550
7.45% Sr. Unsec. Nts. , 4/30/44[4]	260,000	311,983
		602,694

Ecuador—0.6%
Republic of Ecuador:
9.625% Sr. Unsec. Nts. , 6/2/27[4]	230,000	203,055
9.65% Sr. Unsec. Nts. , 12/13/26[4]	295,000	262,653
		465,708

Egypt—0.3%
Arab Republic of Egypt, 7.60% Sr. Unsec. Nts. , 3/1/29[4]	200,000	224,410

Gabon—0.4%
Gabonese Republic, 6.375% Bonds, 12/12/24[4]	250,000	269,275

Ghana—0.7%
Republic of Ghana:
7.625% Sr. Unsec. Nts. , 5/16/29[4]	315,000	321,873
8.125% Sr. Unsec. Nts. , 3/26/32[4]	200,000	205,515
		527,388

Hungary—0.1%
Hungary, 7.625% Sr. Unsec. Nts. , 3/29/41	60,000	101,216

Indonesia—1.5%
Perusahaan Penerbit SBSN Indonesia III, 4.325% Sr. Unsec. Nts.,
5/28/25[4]	300,000	328,914
Republic of Indonesia:
6.625% Sr. Unsec. Nts. , 2/17/37[4]	200,000	278,737
7.75% Sr. Unsec. Nts. , 1/17/38[4]	210,000	323,860
8.50% Sr. Unsec. Nts. , 10/12/35[4]	100,000	160,693
		1,092,204

Malaysia—0.4%
Malaysia Sukuk Global Bhd, 3.179% Sr. Unsec. Nts. , 4/27/26[4]	250,000	267,031

Mexico—0.8%
United Mexican States:
4.15% Sr. Unsec. Nts. , 3/28/27	300,000	326,328

4	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

	Principal Amount	Value
Mexico (Continued)
United Mexican States: (Continued)
6.05% Sr. Unsec. Nts. , 1/11/40	$160,000 $	215,151
		541,479

Morocco—0.4%
Kingdom of Morocco, 5.50% Sr. Unsec. Nts. , 12/11/42[4]	210,000	265,289

Nigeria—0.3%
Federal Republic of Nigeria, 8.747% Sr. Unsec. Nts. , 1/21/31[4]	200,000	224,020

Oman—0.8%
Sultanate of Oman:
5.625% Sr. Unsec. Nts. , 1/17/28[4]	325,000	337,106
6.75% Sr. Unsec. Nts. , 1/17/48[4]	230,000	230,000
		567,106

Pakistan—0.3%
Islamic Republic of Pakistan, 8.25% Sr. Unsec. Nts. , 9/30/25[4]	200,000	227,256

Philippines—0.2%
Republic of the Philippines, 9.50% Sr. Unsec. Nts. , 2/2/30	80,000	130,723

Poland—0.1%
Republic of Poland, 3.25% Sr. Unsec. Nts. , 4/6/26	90,000	96,359

Qatar—0.7%
State of Qatar:
4.00% Sr. Unsec. Nts. , 3/14/29[4]	200,000	225,921
5.103% Sr. Unsec. Nts. , 4/23/48[4]	200,000	264,784
		490,705

Romania—0.5%
Romania:
5.125% Sr. Unsec. Nts. , 6/15/48[4]	50,000	59,694
6.125% Sr. Unsec. Nts. , 1/22/44[4]	250,000	334,048
		393,742

Russia—0.8%
Russian Federation:
5.10% Sr. Unsec. Nts. , 3/28/35[4]	200,000	244,342
12.75% Sr. Unsec. Nts. , 6/24/28[4]	190,000	330,338
		574,680

Saudi Arabia—0.8%
Kingdom of Saudi Arabia:
3.625% Sr. Unsec. Nts. , 3/4/28[4]	300,000	322,838
4.375% Sr. Unsec. Nts. , 4/16/29[4]	205,000	234,299
		557,137

5	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Slovakia—0.3%
Slovakia Republic, 4.375% Sr. Unsec. Nts. , 5/21/22[4]	$220,000 $	232,739

South Africa—0.2%
Republic of South Africa, 6.25% Sr. Unsec. Nts. , 3/8/41	135,000	147,267

Sri Lanka—0.7%
Democratic Socialist Republic of Sri Lanka:
6.125% Sr. Unsec. Nts. , 6/3/25[4]	230,000	226,548
6.85% Sr. Unsec. Nts. , 11/3/25[4]	310,000	314,643
		541,191

Trinidad & Tobago—0.3%
Republic of Trinidad & Tobago, 4.50% Sr. Unsec. Nts. , 8/4/26[4]	230,000	248,767

Tunisia—0.3%
Republic of Tunisia, 5.75% Sr. Unsec. Nts. , 1/30/25[4]	235,000	218,510

Turkey—1.2%
Hazine Mustesarligi Varlik Kiralama AS, 5.004% Sr. Unsec. Nts.,
4/6/23[4]	320,000	332,000
Republic of Turkey:
5.75% Sr. Unsec. Nts. , 3/22/24	200,000	212,375
7.375% Sr. Unsec. Nts. , 2/5/25	309,000	349,545
		893,920

Uruguay—0.6%
Oriental Republic of Uruguay:
4.375% Sr. Unsec. Nts. , 1/23/31	80,000	92,060
7.625% Sr. Unsec. Nts. , 3/21/36	210,000	322,811
		414,871
Total Foreign Government Obligations (Cost $12,017,219)		12,221,233

Non-Convertible Corporate Bonds and Notes—37.4%
Consumer Discretionary—7.3%
Auto Components—0.4%
Dana, Inc.:
5.375% Sr. Unsec. Nts. , 11/15/27	37,000	38,341
5.50% Sr. Unsec. Nts. , 12/15/24	34,000	34,975
Flexi-Van Leasing, Inc. , 10.00% Sec. Nts. , 2/15/23[4]	26,000	27,963
Panther BF Aggregator 2 LP/Panther Finance Co. , Inc. , 8.50% Sr.
Unsec. Nts. , 5/15/27[4]	113,000	121,684
Tenneco, Inc. , 5.00% Sr. Unsec. Nts. , 7/15/26	80,000	73,598
		296,561

Automobiles—0.2%
Ford Motor Credit Co. LLC, 5.596% Sr. Unsec. Nts. , 1/7/22	37,000	39,058
JB Poindexter & Co. , Inc. , 7.125% Sr. Unsec. Nts. , 4/15/26[4]	142,000	153,054
		192,112

6	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

	Principal Amount	Value
Distributors—0.2%
Core & Main Holdings LP, 9.375% PIK Rate, 8.625% Cash Rate,
8.625% Sr. Unsec. Nts. , 9/15/24[4,5]	$140,000 $	146,358

Diversified Consumer Services—0.1%
ServiceMaster Co. LLC (The):
5.125% Sr. Unsec. Nts. , 11/15/24[4]	63,000	65,240
7.45% Sr. Unsec. Nts. , 8/15/27	33,000	37,961
		103,201

Entertainment—0.4%
AMC Entertainment Holdings, Inc. , 5.75% Sr. Sub. Nts. , 6/15/25	115,000	102,455
Netflix, Inc.:
5.75% Sr. Unsec. Nts. , 3/1/24	29,000	32,202
5.875% Sr. Unsec. Nts. , 11/15/28	116,000	130,848
		265,505

Hotels, Restaurants & Leisure—1.0%
1011778 B. C. ULC/New Red Finance, Inc. , 5.00% Sec. Nts.,
10/15/25[4]	88,000	90,884
Boyd Gaming Corp.:
6.00% Sr. Unsec. Nts. , 8/15/26	53,000	56,464
6.375% Sr. Unsec. Nts. , 4/1/26	29,000	30,888
Cirsa Finance International Sarl, 7.875% Sr. Sec. Nts. , 12/20/23[4]	17,000	17,948
Codere Finance 2 Luxembourg SA, 7.625% Sr. Sec. Nts. , 11/1/21[4]	15,000	14,250
IRB Holding Corp. , 6.75% Sr. Unsec. Nts. , 2/15/26[4]	81,000	84,548
Melco Resorts Finance Ltd. , 5.625% Sr. Unsec. Nts. , 7/17/27[4]	20,000	20,320
MGM China Holdings Ltd. , 5.875% Sr. Unsec. Nts. , 5/15/26[4]	16,000	16,590
MGM Resorts International:
4.625% Sr. Unsec. Nts. , 9/1/26	167,000	175,588
7.75% Sr. Unsec. Nts. , 3/15/22	11,000	12,203
Scientific Games International, Inc. , 7.00% Sr. Unsec. Nts. , 5/15/28[4]	72,000	76,048
Studio City Finance Ltd. , 7.25% Sr. Unsec. Nts. , 2/11/24[4]	36,000	37,365
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. , 5.50% Sr.
Unsec. Nts. , 3/1/25[4]	71,000	74,194
		707,290

Household Durables—0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co. , 9.875% Sr.
Unsec. Nts. , 4/1/27[4]	65,000	74,935
Beazer Homes USA, Inc.:
5.875% Sr. Unsec. Nts. , 10/15/27	28,000	29,121
6.75% Sr. Unsec. Nts. , 3/15/25	41,000	43,169
KB Home, 4.80% Sr. Unsec. Nts. , 11/15/29	35,000	36,400
Lennar Corp. :
5.25% Sr. Unsec. Nts. , 6/1/26	88,000	97,711
5.375% Sr. Unsec. Nts. , 10/1/22	48,000	51,495
8.375% Sr. Unsec. Nts. , 1/15/21	2,000	2,121
Mattamy Group Corp. , 5.25% Sr. Unsec. Nts. , 12/15/27[4]	28,000	29,400
Meritage Homes Corp. , 6.00% Sr. Unsec. Nts. , 6/1/25	26,000	29,456

7	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Household Durables (Continued)
Taylor Morrison Communities, Inc. , 5.75% Sr. Unsec. Nts. , 1/15/28[4]	$58,000 $	63,675
Taylor Morrison Communities, Inc. /Taylor Morrison Holdings II, Inc. ,
5.875% Sr. Unsec. Nts. , 4/15/23[4]	59,000	63,744
William Lyon Homes, Inc. , 6.625% Sr. Unsec. Nts. , 7/15/27[4]	44,000	47,645
		568,872

Interactive Media & Services—0.4%
Cumulus Media New Holdings, Inc. , 6.75% Sr. Sec. Nts. , 7/1/26[4]	97,000	102,153
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% Sr. Sec. Nts. , 8/15/26[4]	109,000	108,779
6.625% Sr. Unsec. Nts. , 8/15/27[4]	70,000	65,580
		276,512

Internet & Catalog Retail—0.1%
QVC, Inc. , 5.45% Sr. Sec. Nts. , 8/15/34	48,000	48,753

Leisure Equipment & Products—0.1%
Mattel, Inc. , 6.75% Sr. Unsec. Nts. , 12/31/25[4]	64,000	68,773

Media—2.5%
Altice Financing SA:
6.625% Sr. Sec. Nts. , 2/15/23[4]	32,000	32,627
7.50% Sr. Sec. Nts. , 5/15/26[4]	46,000	49,245
Altice Luxembourg SA, 10.50% Sr. Sec. Nts. , 5/15/27[4]	32,000	37,061
AMC Networks, Inc.:
4.75% Sr. Unsec. Nts. , 8/1/25	49,000	49,572
5.00% Sr. Unsec. Nts. , 4/1/24	57,000	58,283
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% Sr. Unsec. Nts. , 9/1/23	34,000	34,482
5.75% Sr. Unsec. Nts. , 2/15/26[4]	338,000	355,302
Charter Communications Operating LLC/Charter Communications
Operating Capital, 5.375% Sr. Sec. Nts. , 4/1/38	48,000	56,016
Clear Channel Worldwide Holdings, Inc. , 9.25% Sr. Sub. Nts.,
2/15/24[4]	108,000	117,810
CSC Holdings LLC:
5.50% Sr. Unsec. Nts. , 5/15/26[4]	33,000	34,651
6.50% Sr. Unsec. Nts. , 2/1/29[4]	61,000	68,282
7.75% Sr. Unsec. Nts. , 7/15/25[4]	27,000	28,519
10.875% Sr. Unsec. Nts. , 10/15/25[4]	60,000	66,575
DISH DBS Corp. , 5.875% Sr. Unsec. Nts. , 11/15/24	161,000	163,256
Gray Television, Inc. , 7.00% Sr. Unsec. Nts. , 5/15/27[4]	68,000	74,164
Hughes Satellite Systems Corp. , 7.625% Sr. Unsec. Nts. , 6/15/21	35,000	37,489
iHeartCommunications, Inc. , 8.375% Sr. Unsec. Nts. , 5/1/27	123,000	133,989
Intelsat Jackson Holdings SA:
5.50% Sr. Unsec. Nts. , 8/1/23	154,000	126,216
8.00% Sr. Sec. Nts. , 2/15/24[4]	12,000	12,305
Meredith Corp. , 6.875% Sr. Unsec. Nts. , 2/1/26	142,000	146,537
Telenet Finance Luxembourg Notes Sarl, 5.50% Sr. Sec. Nts. , 3/1/28[4]	16,000	17,120
TV Azteca SAB de CV, 8.25% Sr. Unsec. Nts. , 8/9/24[4]	27,000	24,244

8	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

	Principal Amount	Value
Media (Continued)
UPC Holding BV, 5.50% Sr. Sec. Nts. , 1/15/28[4]	$15,000 $	15,628
UPCB Finance IV Ltd. , 5.375% Sr. Sec. Nts. , 1/15/25[4]	16,000	16,418
Virgin Media Finance Plc, 6.00% Sr. Unsec. Nts. , 10/15/24[4]	32,000	33,056
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts. , 8/15/26[4]	16,000	16,817
Ziggo BV, 5.50% Sr. Sec. Nts. , 1/15/27[4]	31,000	32,917
		1,838,581

Multiline Retail—0.1%
Kohl's Corp. , 5.55% Sr. Unsec. Nts. , 7/17/45	48,000	51,778

Specialty Retail—0.9%
Capitol Investment Merger Sub 2 LLC, 10.00% Sec. Nts. , 8/1/24[4]	102,000	106,250
Hillman Group, Inc. (The), 6.375% Sr. Unsec. Nts. , 7/15/22[4]	41,000	38,450
L Brands, Inc.:
6.75% Sr. Unsec. Nts. , 7/1/36	2,000	1,990
6.875% Sr. Unsec. Nts. , 11/1/35	115,000	115,492
Lithia Motors, Inc.:
4.625% Sr. Unsec. Nts. , 12/15/27[4]	41,000	42,025
5.25% Sr. Unsec. Nts. , 8/1/25[4]	12,000	12,425
Michaels Stores, Inc. , 8.00% Sr. Unsec. Nts. , 7/15/27[4]	123,000	110,620
Murphy Oil USA, Inc. , 5.625% Sr. Unsec. Nts. , 5/1/27	80,000	86,228
Penske Automotive Group, Inc. , 5.50% Sr. Sub. Nts. , 5/15/26	139,000	144,129
		657,609

Textiles, Apparel & Luxury Goods—0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%
Sr. Sec. Nts. , 5/1/25[4]	53,000	42,422
William Carter Co. (The), 5.625% Sr. Unsec. Nts. , 3/15/27[4]	43,000	45,889
		88,311

Consumer Staples—1.3%
Beverages—0.1%
Molson Coors Beverage Co. , 5.00% Sr. Unsec. Nts. , 5/1/42	48,000	54,541

Food & Staples Retailing—0.4%
Albertsons Cos. LLC/Safeway, Inc. /New Albertsons LP/Albertson's LLC:
4.625% Sr. Unsec. Nts. , 1/15/27[2,4]	48,000	48,755
6.625% Sr. Unsec. Nts. , 6/15/24	48,000	50,040
7.50% Sr. Unsec. Nts. , 3/15/26[4]	108,000	119,812
Kraft Heinz Foods Co. , 6.875% Sr. Unsec. Nts. , 1/26/39	48,000	63,144
US Foods, Inc. , 5.875% Sr. Unsec. Nts. , 6/15/24[4]	37,000	37,915
		319,666

Food Products—0.6%
B&G Foods, Inc. , 5.25% Sr. Unsec. Nts. , 4/1/25	91,000	93,090
JBS USA LUX SA/JBS USA Food Co. /JBS USA Finance, Inc. , 5.50% Sr.
Unsec. Nts. , 1/15/30[4]	101,000	109,267
Pilgrim's Pride Corp. , 5.875% Sr. Unsec. Nts. , 9/30/27[4]	33,000	35,064

9	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Food Products (Continued)
Post Holdings, Inc.:
5.625% Sr. Unsec. Nts. , 1/15/28[4]	$69,000 $	73,095
5.75% Sr. Unsec. Nts. , 3/1/27[4]	24,000	25,376
Simmons Foods, Inc. , 5.75% Sec. Nts. , 11/1/24[4]	65,000	65,785
TreeHouse Foods, Inc. , 6.00% Sr. Unsec. Nts. , 2/15/24[4]	25,000	25,740
		427,417

Household Products—0.2%
Energizer Holdings, Inc.:
6.375% Sr. Unsec. Nts. , 7/15/26[4]	4,000	4,268
7.75% Sr. Unsec. Nts. , 1/15/27[4]	29,000	32,028
Reynolds Group Issuer, Inc. /Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.125% Sr. Sec. Nts. , 7/15/23[4]	3,000	3,078
7.00% Sr. Unsec. Nts. , 7/15/24[4]	84,000	86,887
Spectrum Brands, Inc. , 5.75% Sr. Unsec. Nts. , 7/15/25	52,000	54,144
		180,405

Energy—3.7%
Energy Equipment & Services—0.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. ,
5.75% Sr. Unsec. Nts. , 1/15/28[4]	108,000	84,264
Diamond Offshore Drilling, Inc. , 4.875% Sr. Unsec. Nts. , 11/1/43	12,000	5,921
Ensign Drilling, Inc. , 9.25% Sr. Unsec. Nts. , 4/15/24[4]	32,000	30,080
Precision Drilling Corp.:
6.50% Sr. Unsec. Nts. , 12/15/21	35,376	35,434
7.75% Sr. Unsec. Nts. , 12/15/23	2,000	1,974
SESI LLC, 7.125% Sr. Unsec. Nts. , 12/15/21	31,000	27,590
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% Sr. Unsec. Nts. , 2/1/25	43,000	44,397
5.50% Sr. Unsec. Nts. , 3/1/30[4]	46,000	47,500
Transocean, Inc.:
7.50% Sr. Unsec. Nts. , 4/15/31	69,000	50,372
8.00% Sr. Unsec. Nts. , 2/1/27[4]	16,000	14,913
Valaris plc, 7.75% Sr. Unsec. Nts. , 2/1/26	63,000	31,974
		374,419

Oil, Gas & Consumable Fuels—3.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60% Sr. Sec. Nts. , 11/2/47[4]	200,000	235,491
Antero Midstream Partners LP/Antero Midstream Finance Corp. ,
5.375% Sr. Unsec. Nts. , 9/15/24	47,000	41,736
Antero Resources Corp. , 5.00% Sr. Unsec. Nts. , 3/1/25	80,000	52,984
Ascent Resources Utica Holdings LLC/ARU Finance Corp. , 10.00%
Sr. Unsec. Nts. , 4/1/22[4]	80,000	78,600
Calfrac Holdings LP, 8.50% Sr. Unsec. Nts. , 6/15/26[4]	26,000	9,881
California Resources Corp. , 8.00% Sec. Nts. , 12/15/22[4]	27,000	9,248
Callon Petroleum Co. :
6.125% Sr. Unsec. Nts. , 10/1/24	44,000	42,185
6.375% Sr. Unsec. Nts. , 7/1/26	17,000	16,113

10	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp. ,
7.625% Sr. Unsec. Nts. , 1/15/22	$56,000 $	56,087
Chesapeake Energy Corp.:
7.50% Sr. Unsec. Nts. , 10/1/26	15,000	7,693
11.50% Sec. Nts. , 1/1/25[4]	17,980	14,513
Crestwood Midstream Partners LP/Crestwood Midstream Finance
Corp. , 5.75% Sr. Unsec. Nts. , 4/1/25	24,000	24,427
Denbury Resources, Inc.:
5.50% Sr. Sub. Nts. , 5/1/22	11,000	6,911
9.00% Sec. Nts. , 5/15/21[4]	29,000	27,325
EnLink Midstream Partners LP, 5.60% Sr. Unsec. Nts. , 4/1/44	2,000	1,563
EP Energy LLC/Everest Acquisition Finance, Inc. , 8.00% Sr. Sec. Nts.,
11/29/24[4]	28,000	14,607
Genesis Energy LP/Genesis Energy Finance Corp.:
6.25% Sr. Unsec. Nts. , 5/15/26	125,000	119,716
7.75% Sr. Unsec. Nts. , 2/1/28	12,000	12,114
Gulfport Energy Corp.:
6.00% Sr. Unsec. Nts. , 10/15/24	60,000	33,222
6.625% Sr. Unsec. Nts. , 5/1/23	109,000	74,426
Hilcorp Energy I LP/Hilcorp Finance Co. , 6.25% Sr. Unsec. Nts.,
11/1/28[4]	30,000	26,785
Holly Energy Partners LP/Holly Energy Finance Corp. , 5.00% Sr.
Unsec. Nts. , 2/1/28[2,4]	18,000	18,321
NGL Energy Partners LP/NGL Energy Finance Corp. , 7.50% Sr.
Unsec. Nts. , 4/15/26[4]	105,000	102,099
NuStar Logistics LP, 6.00% Sr. Unsec. Nts. , 6/1/26	98,000	103,299
Oasis Petroleum, Inc. , 6.875% Sr. Unsec. Nts. , 1/15/23	127,000	120,452
Parkland Fuel Corp. , 6.00% Sr. Unsec. Nts. , 4/1/26[4]	85,000	89,620
PBF Holding Co. LLC/PBF Finance Corp. , 6.00% Sr. Unsec. Nts.,
2/15/28[4]	46,000	47,155
Petrobras Global Finance BV, 5.75% Sr. Unsec. Nts. , 2/1/29	48,000	55,476
Petroleos Mexicanos:
5.95% Sr. Unsec. Nts. , 1/28/31[4]	20,000	20,235
6.625% Sr. Unsec. Nts. , 6/15/35	200,000	209,687
QEP Resources, Inc. , 5.625% Sr. Unsec. Nts. , 3/1/26	50,000	44,720
Saudi Arabian Oil Co. , 4.25% Sr. Unsec. Nts. , 4/16/39[4]	200,000	221,984
SM Energy Co. , 6.625% Sr. Unsec. Nts. , 1/15/27	43,000	39,015
Southwestern Energy Co.:
7.50% Sr. Unsec. Nts. , 4/1/26	56,000	46,885
7.75% Sr. Unsec. Nts. , 10/1/27	44,000	36,631
Sunoco LP/Sunoco Finance Corp. :
4.875% Sr. Unsec. Nts. , 1/15/23	26,000	26,758
6.00% Sr. Unsec. Nts. , 4/15/27	59,000	62,380
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. , 5.875% Sr. Unsec. Nts. , 4/15/26	61,000	64,469
Whiting Petroleum Corp. :
6.25% Sr. Unsec. Nts. , 4/1/23	65,000	45,663

11	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Whiting Petroleum Corp. : (Continued)
6.625% Sr. Unsec. Nts. , 1/15/26		$63,000 $	35,436
			2,295,912

Financials—14.4%
Capital Markets—6.8%
Credit Suisse AG (London), 0.00%, 2/14/20[4,6]		1,181,250	1,026,170
GS Finance Corp.:
10.03%, 2/19/20[4]		803,000	819,495
33.20%, 2/28/20[4]		847,000	741,477
Morgan Stanley Finance LLC, 0.00%, 2/13/20[4,6]		2,250,000	2,278,125
MSCI, Inc. , 5.25% Sr. Unsec. Nts. , 11/15/24[4]		4,000	4,128
Prime Security Services Borrower LLC/Prime Finance, Inc. , 9.25%
Sec. Nts. , 5/15/23[4]		28,000	29,383
RegionalCare Hospital Partners Holdings, Inc. , 8.25% Sr. Sec. Nts.,
5/1/23[4]		21,000	22,069
			4,920,847

Commercial Banks—5.8%
Barclays Bank plc:
7.625% Sub. Nts. , 11/21/22		17,000	19,180
32.10% Sr. Unsec. Nts. , 2/25/20[4]		847,000	742,227
Barclays plc, 7.875% [USSW5+677.2] Jr. Sub. Perpetual Bonds[1,4,7]		16,000	17,360
BNP Paribas Issuance BV, 9.29%, 3/2/20		825,000	812,610
Citigroup Global Markets Holdings, Inc. /United States, 32.18%,
3/9/20[4]		832,000	815,228
Credit Agricole SA, 8.125% [USSW5+618.5] Jr. Sub. Perpetual
Bonds[1,4,7]		39,000	47,413
Erste Group Bank AG, 6.50% [EUSA5+620.4] Jr. Sub. Perpetual
Bonds[1,4,7]	EUR	24,000	31,258
JPMorgan Chase Bank N. A. , 0.00%, 3/3/20[4,6]		846,000	805,308
Royal Bank of Canada, 10.03%, 2/24/20[4]		810,000	823,305
Royal Bank of Scotland Group plc:
6.125% Sub. Nts. , 12/15/22		30,000	32,894
8.625% [USSW5+759.8] Jr. Sub. Perpetual Bonds[1,7]		38,000	41,107
Societe Generale SA, 7.375% [USSW5+623.8] Jr. Sub. Perpetual
Bonds[1,4,7]		20,000	21,332
Standard Chartered plc, 7.50% [USSW5+630.1] Jr. Sub. Perpetual
Bonds[1,4,7]		17,000	18,227
			4,227,449

Consumer Finance—0.5%
Ally Financial, Inc.:
5.125% Sr. Unsec. Nts. , 9/30/24		78,000	86,992
8.00% Sr. Unsec. Nts. , 3/15/20		19,000	19,128
Navient Corp.:
5.00% Sr. Unsec. Nts. , 3/15/27		16,000	16,000
7.25% Sr. Unsec. Nts. , 1/25/22-9/25/23		186,000	205,462

12	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

	Principal Amount	Value
Consumer Finance (Continued)
Navient Corp. : (Continued)
8.00% Sr. Unsec. Nts. , 3/25/20	$18,000 $	18,157
		345,739

Diversified Financial Services—0.4%
eG Global Finance plc, 6.75% Sr. Sec. Nts. , 2/7/25[4]	31,000	31,452
Lions Gate Capital Holdings LLC, 6.375% Sr. Unsec. Nts. , 2/1/24[4]	117,000	117,876
LPL Holdings, Inc. , 5.75% Sr. Unsec. Nts. , 9/15/25[4]	27,000	28,215
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. , 6.75% Sr.
Unsec. Nts. , 6/1/25[4]	96,000	99,599
		277,142

Insurance—0.0%
AmWINS Group, Inc. , 7.75% Sr. Unsec. Nts. , 7/1/26[4]	14,000	15,323

Real Estate Investment Trusts (REITs)—0.9%
Equinix, Inc. , 5.875% Sr. Unsec. Nts. , 1/15/26	40,000	42,474
Iron Mountain US Holdings, Inc. , 5.375% Sr. Unsec. Nts. , 6/1/26[4]	62,000	64,656
Iron Mountain, Inc.:
5.25% Sr. Unsec. Nts. , 3/15/28[4]	56,000	58,624
5.75% Sr. Sub. Nts. , 8/15/24	7,000	7,079
6.00% Sr. Unsec. Nts. , 8/15/23	14,000	14,327
iStar, Inc. , 4.75% Sr. Unsec. Nts. , 10/1/24	109,000	113,587
MPT Operating Partnership LP/MPT Finance Corp. , 5.00% Sr. Unsec.
Nts. , 10/15/27	128,000	134,877
Rayonier AM Products, Inc. , 5.50% Sr. Unsec. Nts. , 6/1/24[4]	94,000	70,774
SBA Communications Corp. , 4.875% Sr. Unsec. Nts.,
7/15/22-9/1/24	32,000	33,084
Service Properties Trust, 4.95% Sr. Unsec. Nts. , 10/1/29	48,000	50,670
VICI Properties LP/VICI Note Co. , Inc.:
3.50% Sr. Unsec. Nts. , 2/15/25[2,4]	18,000	18,349
3.75% Sr. Unsec. Nts. , 2/15/27[2,4]	18,000	18,124
4.125% Sr. Unsec. Nts. , 8/15/30[2,4]	18,000	18,304
		644,929

Thrifts & Mortgage Finance—0.0%
Nationstar Mortgage Holdings, Inc. , 6.00% Sr. Unsec. Nts. , 1/15/27[4]	13,000	13,254

Health Care—2.2%
Health Care Equipment & Supplies—0.0%
Teleflex, Inc. , 4.875% Sr. Unsec. Nts. , 6/1/26	2,000	2,091

Health Care Providers & Services—1.4%
Acadia Healthcare Co. , Inc. , 6.50% Sr. Unsec. Nts. , 3/1/24	39,000	40,271
Centene Corp.:
4.625% Sr. Unsec. Nts. , 12/15/29[4]	46,000	49,595
5.25% Sr. Unsec. Nts. , 4/1/25[4]	48,000	49,920
5.375% Sr. Unsec. Nts. , 6/1/26-8/15/26[4]	58,000	61,787

13	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Health Care Providers & Services (Continued)
CHS/Community Health Systems, Inc.:
6.625% Sr. Sec. Nts. , 2/15/25[2,4]	$41,000 $	41,520
8.00% Sr. Sec. Nts. , 3/15/26[4]	34,000	35,498
Eagle Holding Co. II LLC, 8.375% PIK Rate, 7.625% Cash Rate,
7.625% Sr. Unsec. Nts. , 5/15/22[4,5]	40,000	40,500
Envision Healthcare Corp. , 8.75% Sr. Unsec. Nts. , 10/15/26[4]	11,000	6,664
Hadrian Merger Sub, Inc. , 8.50% Sr. Unsec. Nts. , 5/1/26[4]	96,000	98,913
HCA, Inc.:
5.25% Sr. Sec. Nts. , 4/15/25	45,000	51,236
5.375% Sr. Unsec. Nts. , 2/1/25	30,000	33,591
5.875% Sr. Unsec. Nts. , 2/15/26	117,000	134,480
7.50% Sr. Unsec. Nts. , 2/15/22	8,000	8,796
Molina Healthcare, Inc. , 4.875% Sr. Unsec. Nts. , 6/15/25[4]	41,000	41,939
MPH Acquisition Holdings LLC, 7.125% Sr. Unsec. Nts. , 6/1/24[4]	79,000	76,718
Surgery Center Holdings, Inc. , 10.00% Sr. Unsec. Nts. , 4/15/27[4]	28,000	31,345
Team Health Holdings, Inc. , 6.375% Sr. Unsec. Nts. , 2/1/25[4]	25,000	14,761
Tenet Healthcare Corp.:
6.75% Sr. Unsec. Nts. , 6/15/23	103,000	112,227
8.125% Sr. Unsec. Nts. , 4/1/22	49,000	53,622
		983,383

Pharmaceuticals—0.8%
Bausch Health Americas, Inc. , 9.25% Sr. Unsec. Nts. , 4/1/26[4]	57,000	65,157
Bausch Health Cos. , Inc.:
5.50% Sr. Sec. Nts. , 11/1/25[4]	31,000	32,175
5.75% Sr. Sec. Nts. , 8/15/27[4]	13,000	13,933
6.125% Sr. Unsec. Nts. , 4/15/25[4]	43,000	44,320
9.00% Sr. Unsec. Nts. , 12/15/25[4]	185,000	209,281
Endo Dac/Endo Finance LLC/Endo Finco, Inc. , 6.00% Sr. Unsec. Nts.,
7/15/23[4]	37,000	28,397
HCA, Inc. , 5.375% Sr. Unsec. Nts. , 9/1/26	42,000	47,358
HLF Financing Sarl LLC/Herbalife International, Inc. , 7.25% Sr.
Unsec. Nts. , 8/15/26[4]	94,000	98,113
Par Pharmaceutical, Inc. , 7.50% Sr. Sec. Nts. , 4/1/27[4]	75,000	76,502
		615,236

Industrials—3.1%
Aerospace & Defense—0.8%
Bombardier, Inc.:
5.75% Sr. Unsec. Nts. , 3/15/22[4]	22,000	21,984
7.50% Sr. Unsec. Nts. , 3/15/25[4]	117,000	112,613
7.875% Sr. Unsec. Nts. , 4/15/27[4]	42,000	39,899
8.75% Sr. Unsec. Nts. , 12/1/21[4]	9,000	9,650
Moog, Inc. , 4.25% Sr. Unsec. Nts. , 12/15/27[4]	40,000	41,106
Spirit AeroSystems, Inc. , 4.60% Sr. Unsec. Nts. , 6/15/28	19,000	19,464
TransDigm UK Holdings plc, 6.875% Sr. Sub. Nts. , 5/15/26	62,000	66,207
TransDigm, Inc.:
6.25% Sr. Sec. Nts. , 3/15/26[4]	108,000	116,680
6.50% Sr. Sub. Nts. , 7/15/24-5/15/25	41,000	42,602

14	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

	Principal Amount	Value
Aerospace & Defense (Continued)
Triumph Group, Inc.:
5.25% Sr. Unsec. Nts. , 6/1/22	$47,000 $	46,310
7.75% Sr. Unsec. Nts. , 8/15/25	102,000	99,939
		616,454

Airlines—0.0%
Air Canada, 7.75% Sr. Unsec. Nts. , 4/15/21[4]	29,000	30,824

Building Products—0.1%
Standard Industries, Inc. , 6.00% Sr. Unsec. Nts. , 10/15/25[4]	37,000	38,711

Commercial Services & Supplies—0.5%
Brink's Co. (The), 4.625% Sr. Unsec. Nts. , 10/15/27[4]	92,000	94,054
GFL Environmental Inc. , 7.00% Sr. Unsec. Nts. , 6/1/26[4]	24,000	25,081
GW B-CR Security Corp. , 9.50% Sr. Unsec. Nts. , 11/1/27[4]	49,000	52,398
IAA, Inc. , 5.50% Sr. Unsec. Nts. , 6/15/27[4]	58,000	61,654
Prime Security Services Borrower LLC/Prime Finance, Inc. , 5.75% Sr.
Sec. Nts. , 4/15/26[4]	62,000	65,526
Waste Pro USA, Inc. , 5.50% Sr. Unsec. Nts. , 2/15/26[4]	71,000	73,107
		371,820

Construction & Engineering—0.1%
Valmont Industries, Inc. , 5.00% Sr. Unsec. Nts. , 10/1/44	48,000	52,949
William Lyon Homes, Inc. , 6.00% Sr. Unsec. Nts. , 9/1/23	12,000	12,545
		65,494

Electrical Equipment—0.2%
EnerSys:
4.375% Sr. Unsec. Nts. , 12/15/27[4]	70,000	70,000
5.00% Sr. Unsec. Nts. , 4/30/23[4]	46,000	48,549
		118,549

Machinery—0.8%
Cleaver-Brooks, Inc. , 7.875% Sr. Sec. Nts. , 3/1/23[4]	143,000	142,583
EnPro Industries, Inc. , 5.75% Sr. Unsec. Nts. , 10/15/26	87,000	92,033
Mueller Industries, Inc. , 6.00% Sub. Nts. , 3/1/27	109,000	111,491
Titan International, Inc. , 6.50% Sr. Sec. Nts. , 11/30/23	157,000	137,440
United Rentals North America, Inc. , 5.25% Sr. Unsec. Nts. , 1/15/30	61,000	65,596
		549,143

Professional Services—0.1%
ASGN, Inc. , 4.625% Sr. Unsec. Nts. , 5/15/28[4]	85,000	87,452

Road & Rail—0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25% Sr. Unsec. Nts. , 3/15/25[4]	12,000	12,275
6.375% Sr. Unsec. Nts. , 4/1/24[4]	14,000	14,496

15	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Road & Rail (Continued)
Kenan Advantage Group, Inc. (The), 7.875% Sr. Unsec. Nts.,
7/31/23[4]	$144,000 $	140,460
		167,231

Trading Companies & Distributors—0.3%
AerCap Global Aviation Trust, 6.50% [US0003M+430] Jr. Sub. Nts.,
6/15/45[1,4]	32,000	35,683
BMC East LLC, 5.50% Sr. Sec. Nts. , 10/1/24[4]	38,000	39,251
Herc Holdings, Inc. , 5.50% Sr. Unsec. Nts. , 7/15/27[4]	89,000	93,203
United Rentals North America, Inc. :
5.50% Sr. Unsec. Nts. , 5/15/27	5,000	5,324
5.875% Sr. Unsec. Nts. , 9/15/26	43,000	45,850
6.50% Sr. Unsec. Nts. , 12/15/26	23,000	25,026
		244,337

Information Technology—0.8%
Communications Equipment—0.3%
CommScope Technologies LLC, 6.00% Sr. Unsec. Nts. , 6/15/25[4]	71,000	67,938
Hughes Satellite Systems Corp. , 5.25% Sr. Sec. Nts. , 8/1/26	111,000	120,740
		188,678

Electronic Equipment, Instruments, & Components—0.2%
Itron, Inc. , 5.00% Sr. Unsec. Nts. , 1/15/26[4]	63,000	65,700
MTS Systems Corp. , 5.75% Sr. Unsec. Nts. , 8/15/27[4]	64,000	67,382
		133,082

IT Services—0.2%
Alliance Data Systems Corp. , 4.75% Sr. Unsec. Nts. , 12/15/24[4]	49,000	48,978
Cardtronics, Inc. / Cardtronics USA, Inc. , 5.50% Sr. Unsec. Nts.,
5/1/25[4]	70,000	72,654
		121,632

Software—0.0%
Camelot Finance SA, 4.50% Sr. Sec. Nts. , 11/1/26[4]	16,000	16,310

Technology Hardware, Storage & Peripherals—0.1%
Dell International LLC/EMC Corp.:
7.125% Sr. Unsec. Nts. , 6/15/24[4]	41,000	43,153
8.10% Sr. Sec. Nts. , 7/15/36[4]	48,000	65,998
		109,151

Materials—2.2%
Chemicals—0.6%
Chemours Co. (The), 7.00% Sr. Unsec. Nts. , 5/15/25	20,000	19,182
Element Solutions, Inc. , 5.875% Sr. Unsec. Nts. , 12/1/25[4]	63,000	65,275
GCP Applied Technologies, Inc. , 5.50% Sr. Unsec. Nts. , 4/15/26[4]	70,000	72,999
Koppers, Inc. , 6.00% Sr. Unsec. Nts. , 2/15/25[4]	61,000	62,646
Nufarm Australia Ltd. /Nufarm Americas, Inc. , 5.75% Sr. Unsec. Nts.,
4/30/26[4]	26,000	25,294

16	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

	Principal Amount	Value
Chemicals (Continued)
OCI NV, 6.625% Sr. Sec. Nts. , 4/15/23[4]	$36,000 $	37,494
Olin Corp. , 5.625% Sr. Unsec. Nts. , 8/1/29	94,000	99,344
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. ,
5.375% Sr. Unsec. Nts. , 9/1/25[4]	62,000	58,268
		440,502

Containers & Packaging—0.3%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. , 6.00%
Sr. Unsec. Nts. , 2/15/25[4]	48,000	50,280
Cascades, Inc. /Cascades USA, Inc. , 5.375% Sr. Unsec. Nts. , 1/15/28[4]	59,000	61,195
Flex Acquisition Co. , Inc. , 7.875% Sr. Unsec. Nts. , 7/15/26[4]	69,000	70,392
Trivium Packaging Finance BV:
5.50% Sr. Sec. Nts. , 8/15/26[4]	15,000	15,834
8.50% Sr. Unsec. Nts. , 8/15/27[4]	16,000	17,630
		215,331

Metals & Mining—0.9%
AK Steel Corp. , 7.625% Sr. Unsec. Nts. , 10/1/21	16,000	16,106
First Quantum Minerals Ltd. , 7.50% Sr. Unsec. Nts. , 4/1/25[4]	62,000	61,199
Freeport-McMoRan, Inc. , 5.40% Sr. Unsec. Nts. , 11/14/34	127,000	130,787
Hudbay Minerals, Inc. , 7.625% Sr. Unsec. Nts. , 1/15/25[4]	84,000	85,645
Novelis Corp. , 4.75% Sr. Unsec. Nts. , 1/30/30[4]	38,000	38,143
SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp. , 7.50% Sr. Unsec. Nts. , 6/15/25[4]	155,000	149,186
Taseko Mines Ltd. , 8.75% Sr. Sec. Nts. , 6/15/22[4]	86,000	75,922
Teck Resources Ltd. , 6.125% Sr. Unsec. Nts. , 10/1/35	63,000	75,536
Vedanta Resources plc, 6.375% Sr. Unsec. Nts. , 7/30/22[4]	27,000	26,249
		658,773

Paper & Forest Products—0.4%
Mercer International, Inc.:
5.50% Sr. Unsec. Nts. , 1/15/26	50,000	50,686
6.50% Sr. Unsec. Nts. , 2/1/24	32,000	33,133
Norbord, Inc. , 5.75% Sr. Sec. Nts. , 7/15/27[4]	73,000	76,858
Schweitzer-Mauduit International, Inc. , 6.875% Sr. Unsec. Nts.,
10/1/26[4]	112,000	120,719
		281,396

Telecommunication Services—1.9%
Diversified Telecommunication Services—1.0%
Altice France SA, 7.375% Sr. Sec. Nts. , 5/1/26[4]	47,000	50,086
AT&T, Inc. , 4.75% Sr. Unsec. Nts. , 5/15/46	48,000	55,635
CenturyLink, Inc. , 7.50% Sr. Unsec. Nts. , Series Y, 4/1/24	133,000	150,345
Cincinnati Bell, Inc.:
7.00% Sr. Unsec. Nts. , 7/15/24[4]	58,000	60,828
8.00% Sr. Unsec. Nts. , 10/15/25[4]	28,000	29,808
CommScope, Inc.:
6.00% Sr. Sec. Nts. , 3/1/26[4]	21,000	22,063
8.25% Sr. Unsec. Nts. , 3/1/27[4]	39,000	40,145

17	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Diversified Telecommunication Services (Continued)
Embarq Corp. , 7.995% Sr. Unsec. Nts. , 6/1/36	$48,000 $	53,435
Frontier Communications Corp. :
10.50% Sr. Unsec. Nts. , 9/15/22	169,000	77,370
11.00% Sr. Unsec. Nts. , 9/15/25	69,000	32,085
Intelsat Jackson Holdings SA, 9.75% Sr. Unsec. Nts. , 7/15/25[4]	49,000	42,405
Level 3 Financing, Inc.:
5.25% Sr. Unsec. Nts. , 3/15/26	59,000	61,475
5.375% Sr. Unsec. Nts. , 5/1/25	33,000	34,141
Telecom Italia Capital SA:
6.375% Sr. Unsec. Nts. , 11/15/33	3,000	3,505
7.20% Sr. Unsec. Nts. , 7/18/36	36,000	44,734
		758,060

Wireless Telecommunication Services—0.9%
Intelsat Jackson Holdings SA, 8.50% Sr. Unsec. Nts. , 10/15/24[4]	61,000	51,672
Intelsat Luxembourg SA, 7.75% Sr. Unsec. Nts. , 6/1/21	23,000	14,950
Oztel Holdings SPC Ltd. , 5.625% Sr. Sec. Nts. , 10/24/23[4]	30,000	32,077
Sprint Capital Corp. , 8.75% Sr. Unsec. Nts. , 3/15/32	17,000	18,859
Sprint Communications, Inc. , 11.50% Sr. Unsec. Nts. , 11/15/21	28,000	31,271
Sprint Corp.:
7.25% Sr. Unsec. Nts. , 9/15/21	49,000	51,478
7.625% Sr. Unsec. Nts. , 2/15/25-3/1/26	71,000	74,220
7.875% Sr. Unsec. Nts. , 9/15/23	204,000	217,153
T-Mobile USA, Inc.:
6.375% Sr. Unsec. Nts. , 3/1/25	24,000	24,823
6.50% Sr. Unsec. Nts. , 1/15/26	96,000	102,557
		619,060

Utilities—0.5%
Electric Utilities—0.1%
DPL, Inc. , 4.35% Sr. Unsec. Nts. , 4/15/29[4]	49,000	48,857

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. , 5.875% Sr. Unsec.
Nts. , 8/20/26	40,000	43,854
Suburban Propane Partners LP/Suburban Energy Finance Corp. ,
5.50% Sr. Unsec. Nts. , 6/1/24	45,000	46,012
Superior Plus LP/Superior General Partner, Inc. , 7.00% Sr. Unsec.
Nts. , 7/15/26[4]	7,000	7,563
		97,429

Independent Power and Renewable Electricity Producers—0.3%
AES Corp. , 5.50% Sr. Unsec. Nts. , 4/15/25	19,000	19,641
Calpine Corp. , 5.50% Sr. Unsec. Nts. , 2/1/24	27,000	27,418
Enviva Partners LP/Enviva Partners Finance Corp. , 6.50% Sr. Unsec.
Nts. , 1/15/26[4]	65,000	69,503
NRG Energy, Inc.:
5.25% Sr. Unsec. Nts. , 6/15/29[4]	83,000	89,598
6.625% Sr. Unsec. Nts. , 1/15/27	31,000	33,382

18	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

						Principal Amount	Value
	Independent Power and Renewable Electricity Producers (Continued)
		NRG Energy, Inc. : (Continued)
		7.25% Sr. Unsec. Nts. , 5/15/26				$15,000	$16,266
							255,808
	Total Non-Convertible Corporate Bonds and Notes (Cost $27,602,186)						27,242,053

	Convertible Corporate Bonds and Notes—1.3%
	Colony Capital, Inc. , 3.875% Cv. Sr. Unsec. Nts. , 1/15/21					2,000	2,005
	Colony Financial, Inc. , 5.00% Cv. Sr. Unsec. Nts. , 4/15/23					56,000	56,000
	DISH Network Corp. , 3.375% Cv. Sr. Unsec. Nts. , 8/15/26					50,000	48,659
		Royal Bank of Canada, 9.12%, 3/6/20[4]				848,000	834,868
	Total Convertible Corporate Bonds and Notes (Cost $953,037)						941,532

		Counter- Buy /Sell	Reference		Expiration	Notional
		party Protection	Asset	Fixed Rate	Date	Amount (000’s)
Over	-the-Counter Credit Default Swaption Purchased—0.0%
		Credit
		Default Swap	Markit
			CDX North
		maturing	America High
		12/20/24	Yield Index,
		Put (Cost	Series 33,
	$10,692)	JPM Buy	Version 2	5.000%	2/19/20	USD 2,000	9,897

						Shares
		Investment Companies—9.8%
		Alerian MLP Exchange Traded Fund				90,000	721,800
	Invesco Government & Agency Portfolio, Institutional Class, 1.48%[8]					4,452,306	4,452,306
	Invesco Oppenheimer Senior Floating Rate Fund[9]					2,931	21,629
	iShares JP Morgan USD Emerging Markets Bond Exchange Traded Fund					4,000	463,920
	Vanguard Real Estate Exchange Traded Fund					16,000	1,502,880
	Total Investment Companies (Cost $7,141,376)						7,162,535
	Total Investments, at Value (Cost $68,200,012)					94.6%	68,866,338
		Net Other Assets (Liabilities)				5.4	3,898,086
		Net Assets				100.0%	$72,764,424

Footnotes to Schedule of Investments
1. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
3. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,689,539.
4. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at January 31, 2020 was
$28,304,415, which represented 38.90% of the Fund’s Net Assets.
5. Interest or dividend is paid-in-kind, when applicable.
6. Zero coupon bond reflects effective yield on the original acquisition date.

19	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

7. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
8. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.
9. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross		Shares
	October 31, 2019	Additions	Reductions		January 31, 2020
Investment Company
Invesco Oppenheimer Senior
Floating Rate Fund	1,586,100	14,973	1,598,142		2,931

					Change in
			Realized		Unrealized
	Value	Income	Gain (Loss)		Gain (Loss)
Investment Company
Invesco Oppenheimer Senior
Floating Rate Fund	$21,629	$63,384	$(953,716	) $	940,403

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$50,888,516	73.9%
Canada	2,736,937	4.0
Indonesia	1,092,204	1.6
United Kingdom	952,322	1.4
Colombia	909,861	1.3
Turkey	893,920	1.3
Mexico	795,645	1.2
Saudi Arabia	779,121	1.1
Dominican Republic	602,694	0.9
Oman	599,183	0.9
Russia	574,680	0.8
Angola	542,654	0.8
Sri Lanka	541,191	0.8
Ghana	527,388	0.8
Qatar	490,705	0.7
Ecuador	465,707	0.7
Uruguay	414,871	0.6
Romania	393,742	0.6
Luxembourg	366,481	0.5
Gabon	269,275	0.4
Malaysia	267,031	0.4
Morocco	265,289	0.4
Brazil	264,670	0.4
Trinidad & Tobago	248,767	0.4
Bolivia	243,837	0.4
UAE	235,491	0.3

20	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

Geographic Holdings (Continued)				Value			Percent
Slovakia				$232,739			0.3%
Pakistan				227,256			0.3
Egypt				224,410			0.3
Nigeria				224,020			0.3
Tunisia				218,510			0.3
South Africa				147,267			0.2
Netherlands				135,921			0.2
Philippines				130,723			0.2
Bermuda				118,869			0.2
France				118,830			0.2
Hungary				101,216			0.2
Poland				96,359			0.1
Ireland				85,963			0.1
Germany				83,820			0.1
Zambia				61,199			0.1
Macau				53,955			0.1
Italy				48,238			0.1
China				42,422			0.1
Spain				32,198			0.0
Austria				31,258			0.0
India				26,249			0.0
Australia				25,294			0.0
Hong Kong				20,320			0.0
Belgium				17,120			0.0
Total				$68,866,338			100.0%
1

Futures Contracts as of January 31, 2020
							Unrealized
		Expiration	Number	Notional Amount			Appreciation/
Description	Buy/Sell	Date	of Contracts	(000	's)	Value	(Depreciation)
E-Mini Russell
2000 Index	Buy	3/20/20	24	USD 1,996 $		1,937,640	$(58,859)
Euro Stoxx 50	Buy	3/20/20	66	EUR 2,735		2,663,650	(71,718)
Euro-BUND	Sell	3/6/20	28	EUR 5,321		5,435,587	(114,782)
FTSE 100 Index	Buy	3/20/20	30	GBP 2,940		2,859,213	(80,733)
Long Gilt	Sell	3/27/20	25	GBP 4,351		4,454,707	(103,872)
S&P 500 E-Mini
Index	Buy	3/20/20	14	USD 2,220		2,256,800	37,106
Topix Index	Buy	3/12/20	23	JPY 3,651		3,563,933	(87,103)
United States
Treasury Long
Bonds	Sell	3/20/20	5	USD 785		817,656	(32,821)
							$(512,782)

21	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Over-the-Counter Credit Default Swaptions Written at January 31, 2020
Notional
	Counter- Buy/Sell	Fixed	Expiration		Amount	Premiums
Description	party Protection	Reference Asset Rate	Date		(000's)	Received	Value
Markit CDX North
Credit Default		America High Yield
Swap maturing		Index, Series 33,
12/20/24 Put	JPM Sell	Version 2 5.000%	2/19/20	USD	2,000$	3,960	$(2,414)

Over-the-Counter Total Return Swaps at January 31, 2020
		Pay/Receive			Notional			Unrealized
	Counter-	Total		Maturity	Amount		Appreciation/
Reference Asset	party	Return*	Floating Rate	Date	(000	's)	Value (Depreciation)
Iboxx USD Liquid			Three-Month USD
Level Loans Index	MSCO	Receive	BBA LIBOR	6/20/20	USD 115 $		404 $	404
Iboxx USD Liquid			Three-Month USD
Level Loans Index	MSCO	Receive	BBA LIBOR	6/20/20	USD 185		(414)	(414)
Total Over-the-Counter Total Return Swaps							$(10) $	(10)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative.  For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative.  If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
JPM	JPMorgan Chase Bank NA
MSCO	Morgan Stanley Capital Services, Inc.

Currency abbreviations indicate amounts reporting in currencies
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen

Definitions
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
BUND	German Federal Obligation
EUSA5	EUR Swap Annual 5 Year
FTSE 100	United Kingdom 100 most highly capitalized companies on the London Stock Exchange
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor's
US0003M	ICE LIBOR USD 3 Month
USSW5	USD Swap Semi 30/360 5 Year

22	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Preferred Stocks		$15,912,757$	— $	— $	15,912,757
Asset-Backed Security		—	54,283	—	54,283
U. S. Government Obligation		—	5,322,048	—	5,322,048
Foreign Government Obligations		—	12,221,233	—	12,221,233
Non-Convertible Corporate Bonds
and Notes		—	27,242,053	—	27,242,053
Convertible Corporate Bonds and
Notes		—	941,532	—	941,532
Over-the-Counter Credit Default
Swaption Purchased		—	9,897	—	9,897
Investment Companies		7,162,535	—	—	7,162,535
Total Investments, at Value		23,075,292	45,791,046	—	68,866,338
Other Financial Instruments:
Swaps, at value		—	404	—	404
Futures contracts		37,106	—	—	37,106
Total Assets		$23,112,398$	45,791,450$	— $	68,903,848

Liabilities Table
Other Financial Instruments:
Swaps, at value	$	— $	(414) $	— $	(414)
Swaptions written, at value		—	(2,414)	—	(2,414)
Futures contracts		(549,888)	—	—	(549,888)
Total Liabilities		$(549,888) $	(2,828) $	— $	(552,716)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most

23	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS Unaudited / Continued

recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

24	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND